Deferred tax assets and liabilities - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unremitted earnings retained for reinvestment	$ 7,000,000,000
Temporary differences and unused tax losses for which no deferred tax assets were recognized	9,000,000,000	$ 9,000,000,000
Tax loss carryforwards capitalized	921,000,000	521,000,000
Tax loss carryforwards expiring in five years	5,000,000
Expiring in greater than five years or with indefinite carryforward period	916,000,000
Amount with indefinite carryforward period	559,000,000
Expiring in 6 to 20 years	357,000,000
Tax loss carryforwards expired in period	$ 0	0	$ 0
Switzerland [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes		$ 304,000,000